RISK MANAGEMENT - Liquidity risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk [member] - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 23,838,568	$ 22,003,376
Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,257,507	3,103,561
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	400,887	384,272
Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,271,247	2,261,457
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	14,847,090	12,933,382
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	4,061,837	3,320,704
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	9,793,764	8,523,761
Not later than one month [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	252,734	48,394
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	7,416	26,546
Not later than one month [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,271,247	1,861,943
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	6,745,525	6,192,403
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	516,842	394,475
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,097,039	1,002,092
Later than one month and not later than six months [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	372,873	360,652
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	87,122	145,194
Later than one month and not later than six months [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		26,281
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	327,468	355,995
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	309,576	113,970
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	5,927,557	4,564,287
Later than six months and not later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,598,026	1,064,744
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	294,149	195,627
Later than six months and not later than one year [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		32,113
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	857,444	660,752
Later than six months and not later than one year [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,177,938	2,611,051
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	7,020,208	7,913,236
Later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	33,874	1,629,771
Later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	12,200	16,905
Later than one year [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		341,120
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	6,916,653	5,724,232
Later than one year [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 57,481	$ 201,208